Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document and Entity Information:
Entity Registrant Name	NEXEON MEDSYSTEMS INC
Document Type	S-1/A
Document Period End Date	Mar. 31, 2017
Trading Symbol	nxmd
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Central Index Key	0001416172
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company